Income Taxes (Details Narrative)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Successor [Member]
Income tax description	The Subsidiaries operate in multiple tax jurisdictions throughout the MENA and Asia Pacific regions. NPS is based in the Emirate of Dubai in the UAE where no federal taxation exists and operates in 12 countries, where statutory tax rates generally vary from 0% to 35%. GES is based in the Sultanate of Oman, which has a 15% statutory corporate income tax rate, and also operates in Saudi Arabia, Algeria and Kuwait.
Successor [Member] | Oman [Member]
Foreign tax rate	15.00%
Predecessor [Member]
Effective tax rate		18.00%